Financial Instruments - Schedule of Foreign Currency Risk (Details) - Foreign Currency Risk [Member] $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ARS ($)
Schedule of Foreign Currency Risk [Line Items]
Cash	$ 5,362	$ 1,983	$ 8,904	$ 183
Trade receivables	1,259	(6)	714
Trade payables and accrued liabilities	(5,341)	(1,385)	(8,372)	(544)
Long-term debt	(1,576)
Foreign currency risk	$ (296)	$ 592	$ 1,246	$ (361)